Long-Term Debt (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Summary Of Long Term Debt
Long-term debt as of March 31, 2022 and December 31, 2021, consists of the following (in thousands):

	March 31, 2022	December 31, 2021
Term B Loan	$798,000	$800,000
Term B Loan—discount	(1,861)	(1,926)
Term B Loan—deferred financing fees	(9,143)	(9,464)

Term B Loan—net of discount & fees	786,996	788,610

Less: Current portion	(8,000)	(8,000)

Total long-term debt—net of current portion	$778,996	$780,610

Long-term debt as December 31, 2021 and 2020, consists of the following (in thousands):

	December 31,
	2021	2020
Term B Loan	$800,000	$—
Term B Loan—discount	(1,926)	—
Term B Loan—deferred financing fees	(9,464)	—

Term B Loan—net of discount & fees	788,610	—

First Lien Term Loan	—	1,336,154
First Lien Term Loan—discount	—	(2,788)
First Lien Term Loan—deferred financing fees	—	(15,388)

First Lien Term Loan—net of discount & fees	—	1,317,978

Less: Current portion	(8,000)	(25,381)

Total long-term debt—net of current portion	$780,610	$1,292,597

Summary Of Debt Deferred Financing Fees And Discount
The table below is a rollforward of the Company’s deferred financing fees and discount (contra debt) (in thousands):

	Deferred	Discount—
	Financing	Contra
	Fees	Debt
Balance—December 31, 2019	$23,960	$3,694
Fees written off of due to early extinguishment of debt	(6,558)	(2,043)
Payment of fees and discount	3,362	1,875
Amortization of fees and discount	(4,630)	(738)

Balance—December 31, 2020	16,134	2,788
Fees written off of due to early extinguishment of debt	(12,982)	(2,258)
Payment of fees and discount	12,893	2,000
Amortization of fees and discount	(3,682)	(604)

Balance—December 31, 2021	$12,363	$1,926

Summary Of Aggregate Maturities Of Our Long-Term Debt
Scheduled Payments for Debt
—Principal amounts due in each of the next five years and thereafter, as of December 31, 2021, are as follows (in thousands):

Years Ending December 31:
2022	$8,000
2023	8,000
2024	8,000
2025	8,000
2026	8,000
Thereafter	760,000

Total	$800,000